STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Platform Common Stock	Fantex Series Vernon Davis Tracking Stock	Additional Paid-in-Capital	Accumulated Losses
Balance at Sep. 14, 2012
Increase (Decrease) in Stockholders' Equity
Common stock	$ 10,000	$ 10,000
Common stock (in shares)		100,000,000
Contributions from Parent	1,053,023			1,053,023
Net losses	(1,063,023)				(1,063,023)
Balance at Dec. 31, 2012		10,000		1,053,023	(1,063,023)
Balance (in shares) at Dec. 31, 2012	100,000,000	100,000,000
Increase (Decrease) in Stockholders' Equity
Contributions from Parent	4,335,169			4,335,169
Net losses	(3,562,295)				(3,562,295)
Balance at Dec. 31, 2013	772,874	10,000		5,388,192	(4,625,318)
Balance (in shares) at Dec. 31, 2013	100,000,000	100,000,000
Increase (Decrease) in Stockholders' Equity
Contributions from Parent	1,881,681			1,881,681
Proceeds from offering of Fantex Series Vernon Davis Convertible Tracking Stock	4,000,450		421	4,000,029
Proceeds from offering of Fantex Series Vernon Davis Convertible Tracking Stock (in shares)			421,100
Dividend declared, Fantex Series Vernon Davis Convertible Tracking Stock	(294,770)				(294,770)
Net losses	(1,872,631)				(1,872,631)
Balance at Jun. 30, 2014	$ 4,487,604	$ 10,000	$ 421	$ 11,269,902	$ (6,792,719)
Balance (in shares) at Jun. 30, 2014	100,000,000	100,000,000	421,100